Note 12 - Accounts Payable, Trade (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable Trade [Abstract]
Stock Issued During Period, Shares, Other	154,835	187
Stock Issued During Period, Value, Other	$ 13,295	$ 9,700